Reserve Quantity Information (Parenthetical) (Detail) (Natural Gas Equivalent [Member])	Dec. 31, 2014 MMcfe	Dec. 31, 2013 MMcfe		Dec. 31, 2012 MMcfe		Dec. 31, 2011 MMcfe
MRD [Member]
Reserve Quantities [Line Items]
End of year	1,632,079	1,125,577	[1]	1,059,895	[2]	1,312,533
Parent Company | MRD [Member]
Reserve Quantities [Line Items]
End of year	1,454	89,837		476,550
Noncontrolling Interest [Member]
Reserve Quantities [Line Items]
End of year		41,077		67,135

[1]	Includes reserves of 41,077 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.
[2]	Includes reserves of 67,135 MMcfe attributable to noncontrolling interests and the MRD Segment previous owners.